Subsequent Events (Details Narrative)		1 Months Ended		9 Months Ended	12 Months Ended
	Dec. 19, 2019 USD ($) ft²	Mar. 31, 2020 USD ($) shares	Feb. 29, 2020 USD ($)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2019 USD ($) shares	Mar. 30, 2020 USD ($)
Proceeds from promissory note				$ 100,000
Operating lease right-of-use asset					332,980
Security deposit				$ 16,770	$ 33,652
Number of shares issued for services | shares				194,030	2,424,121
Private Placement [Member]
Common stock, subscriptions amount				$ 306,000	$ 530,000
Non-cancelable Real Property Lease Agreement [Member]
Area for land | ft²	3,096
Aggregate total fixed rent	$ 478,000
Operating lease right-of-use asset	430,000
Security deposit	16,883
Non-cancelable Real Property Lease Agreement [Member] | Minimum [Member]
Aggregate total fixed rent	7,500
Non-cancelable Real Property Lease Agreement [Member] | Maximum [Member]
Aggregate total fixed rent	$ 8,441
Subsequent Event [Member]
Common stock, subscriptions amount						$ 30,000
Subsequent Event [Member] | Employees [Member]
Number of shares issued for services | shares		241,000
Fair value of shares issued for services		$ 28,000
Subsequent Event [Member] | Private Placement [Member]
Common stock, subscriptions amount			$ 30,000
Subsequent Event [Member] | One Convertible Promissory Note [Member]
Proceeds from promissory note			$ 153,000
Interest rate			22.00%
Maturity date			Aug. 31, 2020
Convertible discount rate			39.00%